Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 2,845,155	₩ 3,378,710
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 897,967	₩ 1,702,063
Significant unobservable inputs and range		Discount rate	Discount rate
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 1,947,188	₩ 1,676,647
Level 2 | Derivative liabilities | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 1,834,930	₩ 1,444,545
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative liabilities | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 112,258	₩ 232,102
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 8,820,459	₩ 7,480,822
Level 3 | Financial liabilities designated at fair value through profit or loss(IFRS9)
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 8,511,489	₩ 6,833,737
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~140.00%) Correlations(-46.00%~93%)	The volatility of the underlying asset(0.00%~107.00%) Correlations(-42.00%~93%)
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 308,970	₩ 647,085
Level 3 | Derivative liabilities | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 30,412	₩ 199,504
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~140.00%) Correlations(0.00%~78.00%)	The volatility of the underlying asset(2.20%~98.00%) Correlations(-3.00%~82.00%)
Level 3 | Derivative liabilities | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 213,170	₩ 374,976
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~55.00%) Regression coefficient(1.30%~2.77%) Correlations(45.06%~90.34%)	The volatility of the underlying asset(0.00%~33.00%) Regression coefficient(0.42%~2.77%) Correlations(28.15%~91.00%)
Level 3 | Derivative liabilities | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 65,388	₩ 72,605
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~109.00%) Correlations(-46.00%~93.00%)	The volatility of the underlying asset(1.00%~107.00%) Correlations(-20.00%~93.00%)

[1]	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.